Trust of Administration - Additional Information (Detail)		12 Months Ended
	May 24, 2017 ARS ($) m	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)
Disclosure trust of administration [abstract]
Annual fee contributions percentage		3.00%
Contributions		$ 27,825,262	$ 23,956,029
Canon recovery			$ 84,441,612
Improvement of railway | m	29,215
Total amount of investment approved	$ 114,364,785